Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 2,368	$ 69,949	$ (969)	$ (67,260)	$ 4,088
Balance (in Shares) at Dec. 31, 2019	5,670,829
Issuance of ordinary shares and warrants, net of issuance costs	$ 195	4,205			4,400
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	445,000
Conversion of prepaid warrants to ordinary shares	$ 355	(355)
Conversion of prepaid warrants to ordinary shares (in Shares)	811,085
Exercise of options	$ 9	80			89
Exercise of options (in Shares)	21,495
Shares issued for services	$ 6	63			69
Shares issued for services (in Shares)	15,429
Share-based compensation		1,605			1,605
Share-based compensation (in Shares)
Net income (loss)				(5,774)	(5,774)
Balance at Dec. 31, 2020	$ 2,933	75,547	(969)	(73,034)	4,477
Balance (in Shares) at Dec. 31, 2020	6,963,838
Issuance of ordinary shares and warrants, net of issuance costs	$ 1,035	31,758			32,793
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	2,250,000
Exercise of warrants	$ 665	5,053			5,718
Exercise of warrants (in Shares)	1,442,149
Exercise of options	$ 31	268			299
Exercise of options (in Shares)	66,037
Share-based compensation		1,597			1,597
Share-based compensation (in Shares)
Net income (loss)				237	237
Balance at Dec. 31, 2021	$ 4,664	114,223	(969)	(72,797)	45,121
Balance (in Shares) at Dec. 31, 2021	10,722,024
Exercise of warrants	$ 191	1,509			1,700
Exercise of warrants (in Shares)	425,000
Exercise of options	$ 18	156			$ 174
Exercise of options (in Shares)	39,457				39,457
Share-based compensation		2,211			$ 2,211
Share-based compensation (in Shares)
Net income (loss)				(16,925)	(16,925)
Balance at Dec. 31, 2022	$ 4,873	$ 118,099	$ (969)	$ (89,722)	$ 32,281
Balance (in Shares) at Dec. 31, 2022	11,186,481